Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Changes in standardized Measure of Discounted Future Net Cash Flows [Abstract]
Sales of oil and gas produced, net of production costs	$ (16,968)	$ (29,530)	$ (31,279)
Net changes in prices and production costs	(39,509)	73,278	62,902
Extensions and discoveries	1,426	1,658	4,323
Development cost incurred during the year	4,654	4,281	2,984
Changes in estimated development costs	(10,019)	3,341	(2,146)
Reserves revisions and timing changes	5,808	(19,615)	1,511
Accretion of discount of pre-tax net cash flows	5,929	(9,305)	6,628
Net changes in production and excess gains taxes	23,015	(25,343)	(22,818)
Aggregate change in standardized measure of discounted future net cash flows	(25,664)	(1,235)	22,105
As of January 1	24,983	26,218	4,113
As of December 31	(681)	24,983	26,218
Change	$ (25,664)	$ (1,235)	$ 22,105